Accounts Payable and Other Current Liabilities - Schedule of Accounts Payable and Other Current Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Payables And Accruals [Abstract]
Accrued personnel costs	$ 7.6	$ 7.0
Other current liabilities	6.4	5.2
Contingent consideration	1.6	8.5
Accrued event costs	3.6	3.6
Trade payables	5.3	3.8
Accrued interest	0.5	0.1
Total accounts payable and other current liabilities	$ 25.0	$ 28.2